Withdrawal of Application of Plan of Conversion and Reorganization (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 22, 2011
Withdrawal of Application of Plan of Conversion and Reorganization (Textual) [Abstract]
Conversion and offering cost due to postponement and withdrawal of application			$ 939,000
Conversion cost expensed	520,000	419,000
Legal expense	302,000	248,000
Other non-interest expenses	218,000	141,000
Occupancy expense of premises	$ 0	$ 30,000